Auditor's remuneration - Summary of Auditor's Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	$ 38	$ 41	$ 42
Other audit fees, principally in respect of audits of accounts of subsidiaries	18	19	19
Total audit fees	56	60	61
Audit-related fees	3	3	3
Fees in respect of other non-audit services	4	3	2
Total	$ 63	$ 66	$ 66